Income tax expense - Summary of deferred tax assets and liabilities presented on a gross basis prior to any offsetting (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets and liabilities [abstract]
Deferred tax assets	₩ 1,072,327	₩ 593,852
Deferred tax liabilities	₩ (189,950)	₩ (634,945)